Segment Information - Schedule of Balance Sheet Information for Reportable Segments (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Segment Reporting Asset Reconciling Item [Line Items]
Total assets	$ 3,546,472	$ 1,294,044
Goodwill	747,106	66,826	$ 66,826
Corporate, Other & Eliminations
Segment Reporting Asset Reconciling Item [Line Items]
Total assets	(910,472)	(62,975)
West Segment
Segment Reporting Asset Reconciling Item [Line Items]
Goodwill	152,775
West Segment | Operating Segment
Segment Reporting Asset Reconciling Item [Line Items]
Total assets	1,278,062	377,688
Midwest Segment
Segment Reporting Asset Reconciling Item [Line Items]
Goodwill	327,088
Midwest Segment | Operating Segment
Segment Reporting Asset Reconciling Item [Line Items]
Total assets	1,188,758
South Segment
Segment Reporting Asset Reconciling Item [Line Items]
Goodwill	200,417
South Segment | Operating Segment
Segment Reporting Asset Reconciling Item [Line Items]
Total assets	804,318	128,427
East Segment
Segment Reporting Asset Reconciling Item [Line Items]
Goodwill	66,826	66,826	$ 66,826
East Segment | Operating Segment
Segment Reporting Asset Reconciling Item [Line Items]
Total assets	$ 1,185,806	$ 850,904